Investment Objectives and Goals	Jul. 31, 2025
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Yorktown Growth Fund
Objective [Heading]	Investment Objective – Growth of capital.
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Yorktown Short Term Bond Fund
Objective, Primary [Text Block]	Investment Objective – The Fund’s investment objective is to seek income consistent with the preservation of capital.
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Yorktown Multi-Sector Bond Fund
Objective, Primary [Text Block]	Investment Objective – Current income with limited credit risk.
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	Yorktown Treasury Advanced Total Return Fund
Objective, Primary [Text Block]	Investment Objective – Current income, capital appreciation, while limiting credit risk to achieve a total return net of inflation.
Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Yorktown Small Cap Fund
Objective, Primary [Text Block]	Investment Objective – The Fund seeks to achieve long term capital appreciation.